OTHER INVESTMENTS	12 Months Ended
Jun. 30, 2026
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
OTHER INVESTMENTS	OTHER INVESTMENTS

ACCOUNTING JUDGEMENTS
The Group has one (1) director representative on the Rand Refinery board. Therefore, judgement had to be applied to ascertain whether significant influence exists, and if the investment should be accounted for as an associate under IAS 28
Investments in Associates and Joint Ventures. The director representation is not considered significant influence, as it does not constitute meaningful representation. It represents 11.11% of the entire board and is proportional to the 11.3%
shareholding that the Group has in Rand Refinery.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which are not listed on an active market are measured using other applicable valuation techniques depending on the extent to which the technique maximises the use of relevant observable inputs and minimises the use of unobservable inputs.
Where discounted cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement date. The discounted cash flows contain assumptions about the future that are inherently uncertain and can change materially over time.

ACCOUNTING POLICIES
On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis.
These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they are measured at fair value and changes therein are recognised in other comprehensive income (“OCI”), and are never reclassified to profit or loss, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment.
The Group’s listed and unlisted investments in equity securities are classified as equity instruments at fair value through OCI because the Company intends to hold these investments for the long term for strategic purposes.

25OTHER INVESTMENTS continued

Amounts in R million	Shares held [1]	% held [1]	2026	2025

Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited (“WWM”)	47,812,500	1.2%	22.0	11.2

Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited (“Rand Refinery”)	44,438	11.3%	522.6	302.0
Rand Mutual Assurance Company Limited B Share Business Fund (“RMA”)[2]	12,659	1.3%	19.9	6.8
Guardrisk Insurance Company Limited (Cell Captive A170)[3]	20	100.0%	2.4	2.4
Chamber of Mines Building Company Proprietary Limited	52,965	5.7%	0.1	0.1
Total unlisted investments			545.0	311.3

Balance at the end of the year			567.0	322.5

Fair value adjustment on equity instruments at fair value through OCI			244.4	139.8
WWM			10.8	3.6
Rand Refinery			220.6	135.2
RMA			13.0	1.0
Dividends received on equity instruments at fair value through OCI			—	(56.3)
Rand Refinery			—	(56.3)

[1]The number and percentage of shares held remained unchanged from the prior year with the exception of WWM that issued new shares thereby diluting DRDGOLD’s effective shareholding from 1.5% to 1.2%.
[2]The “B Share Business Fund” shares relate to all the businesses of the RMA Group that do not relate to the Compensation for Occupational
Injuries and Diseases Act.
[3]The shares held entitle the holder to 100% of the residual net equity of Cell Captive A 170. Refer to note 11 of the consolidated financial statements.
MARKET RISK
Other market price risk
Equity price risk arises from changes in quoted market prices of listed investments as well as changes in the fair value of unlisted investments due to changes in the underlying net asset values.
FAIR VALUE OF FINANCIAL INSTRUMENTS
Listed investments
The fair values of listed investments are determined by reference to published price quotations from recognised securities exchanges and constitute level 1 instruments in the fair value hierarchy.
Unlisted investments
The fair values of unlisted investments are determined through valuation techniques that include inputs that are not based on observable market data and constitute level 3 instruments in the fair value hierarchy.
25.1RAND REFINERY

Amounts in R million	2026	2025

Balance at the beginning of the year	302.0	166.8
Fair value adjustment on equity investments at fair value through OCI	220.6	135.2
Balance at the end of the year	522.6	302.0
In accordance with IFRS 13 Fair Value Measurement, the income approach has been established to be the most appropriate basis to estimate the fair value of the investment in Rand Refinery. This method relies on the future budgeted cash flows as estimated by Rand Refinery. Management used a model developed by an external expert to perform the valuation.
Rand Refinery’s refining operations (excluding Prestige Bullion) were valued using the Free Cash Flow model, whereby an enterprise value using a Gordon Growth formula for the terminal value was estimated.
25OTHER INVESTMENTS continued
25.1RAND REFINERY continued
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of Rand Refinery increased as a result of an increase in the enterprise value of the refining operations. The enterprise value of the refining operations of Rand Refinery increased as a result of higher throughput and a significant increase in forecast commodity prices.
The fair value measurement uses significant unobservable inputs and relates to a fair value hierarchy level 3 financial instrument. Marketability and minority discounts (both unobservable inputs) of 15.4% and 15.6% (2025: 15.3% and 16.9%), respectively, were applied. The latest budgeted cash flow forecasts provided by Rand Refinery as at 30 June 2026 were used, and therefore classified as an unobservable input into the models. Other key observable/unobservable inputs into the model include:

Rand Refinery operations	Observable/unobservable input	Unit	2026	2025

Forecast average gold price	Observable input	R/kg	2,273,530	1,620,480
Forecast average silver price	Observable input	R/kg	32,795	18,598
Average South African CPI	Observable input	%	4.9	4.5
South African long term government bond rate	Observable input	%	8.40	9.70
Terminal growth rate	Unobservable input	%	2.4	4.5
Weighted average cost of capital	Unobservable input	%	15.8	16.0

Sensitivity analysis
The fair value measurement is most sensitive to the weighted average cost of capital, Rand US Dollar exchange rate and gold price. The higher the gold price, the higher the fair value of the Rand Refinery investment. The higher the operating costs, the lower the fair value of the Rand Refinery investment. The fair value measurement is also sensitive to the operating costs, minority and marketability discounts applied. The below table indicates the extent of sensitivity of the Rand Refinery equity value to the inputs:

				2026		2025
				Change in OCI, net of tax		Change in OCI, net of tax
Rand Refinery operations		% Increase/ (decrease)		Rm	Rm	Rm	Rm

Rand US Dollar exchange rate	Observable inputs	1%	(1)%	8.1	(8.1)	6.9	(6.9)
Commodity prices (gold and silver)	Observable inputs	1%	(1)%	7.5	(7.5)	6.0	(6.0)
Operating costs	Unobservable inputs	1%	(1)%	(5.4)	5.4	(4.7)	4.7
Weighted average cost of capital	Unobservable inputs	1%	(1)%	(18.6)	18.6	(13.3)	13.3
Minority discount	Unobservable inputs	1%	(1)%	(6.2)	6.2	(3.6)	3.6
Marketability discount	Unobservable inputs	1%	(1)%	(6.2)	6.2	(3.5)	3.5